S-K 1602, SPAC Registered Offerings	Mar. 06, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 18 months from the closing of this offering to consummate our initial business combination or until such earlier liquidation date as our board of directors may approve.
De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 18 months from the closing of this offering to consummate our initial business combination or until such earlier liquidation date as our board of directors may approve. If we anticipate that we may be unable to consummate our initial business combination within such 18 months we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

The Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the gross proceeds of this offering and the sale of the private placement units, a total of $250,000,000 (or $287,500,000 if the underwriters’ over-allotment option is exercised in full), will be placed in a segregated trust account located in the United States maintained by Efficiency acting as trustee, and will be invested only in U.S. government treasury bills, notes and bonds with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act and which invest solely in U.S. Treasuries or be held in an interest bearing demand deposit account. Except for all interest income that may be released to us for permitted withdrawals, none of the funds held in the trust account will be released from the trust account until the earlier of: (1) the completion of our initial business combination within the required time period; (2) our redemption of 100% of the outstanding public shares if we have not completed an initial business combination within 18 months from the closing of this offering; and (3) the redemption of any public shares properly tendered in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the required time period or (B) with respect to any other provision relating to our pre-business combination activity and related shareholders’ rights.

The net proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our initial business combination. If our initial business combination is paid for using shares or debt securities, or not all of the funds released from the trust account are used for payment of the purchase price in connection with our business combination, we may apply the cash released from the trust account that is not applied to the purchase price for general corporate purposes, including for maintenance or expansion of operations of acquired businesses, the payment of principal or interest due on indebtedness incurred in consummating the initial business combination, to fund the purchase of other companies or for working capital. We believe that amounts not held in trust will be sufficient to pay the costs and expenses to which such proceeds are allocated. This belief is based on the fact that while we may begin preliminary due diligence of a target business in connection with an indication of interest, we intend to undertake in-depth due diligence, depending on the circumstances of the relevant prospective acquisition, only after we have negotiated and signed a letter of intent or other preliminary agreement that addresses the terms of our initial business combination. However, if our estimate of the costs of undertaking in-depth due diligence and negotiating our initial business combination is less than the actual amount necessary to do so, we may be required to raise additional capital, the amount, availability and cost of which is currently unascertainable. In this event, we could seek such additional capital through loans or additional investments from members of our Sponsor or an affiliate of our Sponsor or our executive officers and directors, but such members of our management team are not under any obligation to advance funds to, or invest in, us.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 250,000,000
SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the initial business combination, including interest (which interest shall be net of permitted withdrawals) divided by the number of then issued and outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

In addition, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for one or more entities to which he or she has fiduciary, contractual or other obligations or duties, he or she will honor these obligations and duties to present such business combination opportunity to such entities first, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (including as described in “Proposed Business — Initial Business Combination”). These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us.

Our amended and restated memorandum and articles of association will provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Our Sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our Sponsor, officers or directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Investors should be aware of the following potential conflicts of interest:

•        None of our officers and directors is required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.

•        In the course of their other business activities, our Sponsor, officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are affiliated. However, our officers and directors have agreed to present to us all suitable target business opportunities, subject to any fiduciary or contractual obligations.

•        Each of the holders of the founder shares and private placement units has agreed that his, her or its founder shares and private placement shares, as applicable, will be subject to transfer restrictions and that he, she or it will not sell or transfer such shares until the applicable forfeiture provisions no longer apply. Holders of founder shares and private placement shares have agreed to waive their redemption rights with respect to their founder shares and private placement shares, as applicable, (i) in connection with the consummation of a business combination, (ii) in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the completion window (excluding any exercise of the underwriters’ over-allotment option) and (iii) if we fail to consummate a business combination within the completion window or if we liquidate prior to the expiration of the completion window. Our Sponsor, officers and directors have also agreed to waive their redemption rights with respect to public shares in connection with the consummation of a business combination and in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the completion window. However, our Sponsor, officers and directors will be entitled to redemption rights with respect to any public shares held by them if we fail to consummate a business combination or liquidate within the completion window. To the extent our holders of founder shares or private placement shares transfer any of these securities to certain permitted transferees, such permitted transferees will agree, as a condition to such transfer, to waive these same redemption rights. If we do not complete our initial business combination within the completion window, the portion of the proceeds of the sale of the private placement units placed into the trust account will be used to fund the redemption of our public shares. There will be no redemption rights or liquidating distributions with respect to our founder shares, private placement shares or private placement warrants, which may become worthless if we do not consummate an initial business combination within the completion window (excluding any exercise of the underwriter’s over-allotment option). Except as described under “Principal Shareholders — Transfers of Founder Shares and Placement Units”, the founder shares, private placement units and their underlying securities will not be transferable, assignable or salable.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Members of our management team and our independent directors may directly or indirectly own founder shares, private placement shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        In the event our Sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our Sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our Sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

•        Our Sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our Sponsor, officers or directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Although we have no formal policy in place for vetting potential conflicts of interest, our board of directors will review any potential conflicts of interest on a case-by-case basis.

•        Unless we consummate our initial business combination, our executive officers, directors and Sponsor will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceed the amount of available proceeds not deposited in the trust account.

•        The founder shares, private placement shares and private placement warrants (and underlying securities) will be released from their respective lock-up restrictions only if a business combination is successfully completed, and the private placement warrants will expire worthless if a business combination is not consummated.

For the foregoing reasons, our board of directors may have a conflict of interest in determining whether a particular target business is appropriate to effect a business combination with the Company.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. In addition, conflicts of interest may arise when our board of directors evaluates a particular business opportunity with respect to the above-listed criteria. We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Affiliation
Jeffrey Smith	LawVisory PLLC	Founder and Managing Attorney
	Renatus Tactical Acquisition Corp.	Director
	Globa Terra Acquisition Corp.	Director
	Liquid Rarity Exchange LLC	Co-Founder and Chief Executive Officer
	Apogee Venture Fund LLC	Managing Member
	Apogee Strategic Ventures LLC	Managing Member
	Apogee Capital Partners LLC	Managing Member
	Vanward Global LLC	Managing Member
	Optimal Global Advisors LLC	Managing Member
	C-Visory Search Partners LLC	Managing Member
	Apogee Services LLC	President and Chief Executive Officer

Apogee Tech Ventures

Venture Family Office LLC

Apogee Family Office LLC

OpuLux LLC

SPG Advisors LLC

UX Wealth Partners LLC

Whitwell & Co

ThePartners Wealth Management LLC

ELITE TAMP LLC

Adaptive Investments

Modelist LLC

Family Fortune Financials LLC

Jedon Kotler LLC

Vanward Global

Movement for Change Inc.

C25 LLC

Flash Corp

Cuatro Capital Securities LLC

President

Managing Member

Managing Member

Managing Member

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Chief Commercial Officer

Advisor

Partner and Chief Commercial Officer

Founder and Executive Officer

Chief Legal Officer and Owner

Chief Legal Officer and Owner

Director

Ian Rhodes	TNF Pharmaceuticals, Inc.	Interim Chief Financial Officer
	Brio Financial Group	Director
	Renatus Tactical Acquisition Corp.	Chief Financial Officer
Tom Watson	Futura Energy Group LLC	Founder
Anna Brunelle	Compass Digital Acquisition Corp.	Director
	Hennessy Capital Investment Corp. VII	Director
David Quiram	CONTI Capital	Chief Capital Officer
Sagiv Shiv	ACP Capital Markets, LLC	Managing Director and the Head of M&A and Advisory Services
Christopher Valentine	Celeres Capital	Co-founder and Senior Managing Partner

If we submit our initial business combination to our public shareholders for a vote, our initial shareholders have agreed to vote any shares held by them in favor of our initial business combination. In addition, they have agreed to waive their respective rights to participate in any liquidation distribution with respect to their founder shares and private placement shares. If they purchase Class A ordinary shares as part of this offering or in the open market, however, they would be entitled to participate in any liquidation distribution in respect of such shares but have agreed not to convert or sell such shares to us in connection with the consummation of an initial business combination.

All ongoing and future transactions between us and any of our Sponsor, executive officers and directors or their respective affiliates will be on terms believed by us to be no less favorable to us than are available from unaffiliated third parties. Such transactions will require prior approval by a majority of our uninterested “independent” directors or the members of our board of directors who do not have an interest in the transaction, in either case who had access, at our expense, to our attorneys or independent legal counsel. We will not enter into any such transaction unless our disinterested “independent” directors determine that the terms of such transaction are no less favorable to us than those that would be available to us with respect to such a transaction from unaffiliated third parties.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (NTBV), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See section entitled “Dilution” for more information.

As of December 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.22	$6.67	$3.33	$5.79	$4.21	$4.16	$5.84	$0.09	$9.91
Assuming No Exercise of Over-Allotment Option
$7.21	$6.66	$3.34	$5.78	$4.22	$4.15	$5.85	$0.06	$9.94

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our Sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our Sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Apogee Acquisition Sponsor LLC	9,583,333 Class B ordinary shares (of which an aggregate of 280,000 Class B ordinary shares was transferred to our independent director nominees and our Chief Operating Officer)	$25,000
	470,000 private placement units to be purchased simultaneously with the closing of this offering	$4,700,000
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses
	$10,000 per month	Office space located at 2106 House Ave Suite 375, Cheyenne, Wyoming 82001, administrative and personnel support services
	Up to $1,500,000 in working capital loans, which loans may be convertible into units at the business combination at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Ian Rhodes	$6,000 per month	Chief Financial Officer services

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share, assuming no value is attributed to the warrants included in the units we are offering pursuant to this prospectus or the private placement warrants, and the pro forma net tangible book value per Class A ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and exercise of warrants, including the private placement warrants, which would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus and (iv) no value is attributed to the warrants, and (B) assume the issuance of 25,000,000 Class A ordinary shares (or 28,750,000 Class A ordinary shares if the over-allotment option is exercised in full) and 9,583,333 founder shares (up to 1,250,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-for-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Increase attributable to public shareholders	7.21	7.22	6.66	6.67	5.78	5.79	4.15	4.16	0.06	0.09
Pro forms net tangible book value after this offering and the sale of the placement shares	7.21	7.22	6.66	6.67	5.78	5.79	4.15	4.16	0.06	0.09
to public shareholders	$2.79	$2.78	$3.34	$3.33	$4.22	$4.21	$5.85	$5.84	$9.94	$9.91
Percentage of dilution to public shareholders	27.9%	27.8%	33.4%	33.3%	42.2%	42.1%	58.5%	58.4%	99.4%	99.1%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	(118,779)	(118,779)	(118,779)	(118,779)	(118,779)	(118,779)	(118,779)	(118,779)	(118,779)	(118,779)
Net proceeds from this offering and the sale of the placement shares(1)	250,850,000	288,350,000	250,850,000	288,350,000	250,850,000	288,350,000	250,850,000	288,350,000	250,850,000	288,350,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	104,903	104,903	104,903	104,903	104,903	104,903	104,903	104,903	104,903	104,903
Less: Deferred underwriting commissions	(10,000,000)	(11,500,000)	(7,500,000)	(8,625,000)	(5,000,000)	(5,750,000)	(2,500,000)	(2,875,000)	—	—
Less: Overallotment liability	(368,615)		(368,615)		(368,615)		(368,615)		(368,615)
Less: Amounts paid for redemptions(2)			(62,500,000)	(71,875,000)	(125,000,000)	(143,750,000)	(187,500,000)	(215,625,000)	(250,000,000)	(287,500,000)
	240,467,859	276,836,124	180,467,509	207,836,124	120,467,509	138,836,124	60,467,509	69,836,124	467,509	836,124

Denominator:
Ordinary shares outstanding prior to this offering	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333	9,583,333
Ordinary shares forfeited if over-allotment is not exercised	(1,250,000)	—	(1,250,000)	—	(1,250,000)	—	(1,250,000)	—	(1,250,000)	—
Ordinary shares offered and sale of placement shares	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000	25,000,000	28,750,000
Less: Ordinary shares redeemed	—	—	(6,250,000)	(7,187,500)	(12,500,000)	(14,375,000)	(18,750,000)	(21,562,500)	(25,000,000)	(28,750,000)
Placement shares
	33,333,333	38,333,333	27,083,333	31,145,833	20,833,333	23,958,333	14,583,333	16,770,833	8,333,333	9,583,333

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $850,000 and underwriting commissions of $0.12 per unit, or $3,000,000, payable to the underwriters in this offering (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit ($10,000,000 in the aggregate or up to an additional $1,350,000 in the aggregate if the underwriter’s over-allotment option is exercised in full) payable to the underwriters in the proposed offering. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our Sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted purchases and other transactions with respect to our securities.”